Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not grant option awards, stock appreciation rights or similar awards and, as a result, do not currently have policies or practices in place relating to the timing of option awards, stock appreciation rights or similar awards in relation to the disclosure of material non-public information.